Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 32,464	$ 63,297
Restricted cash	1,011	0
Trade accounts receivable, net	7,263	4,772
Prepayments and other assets	4,089	3,046
Inventories	10,331	5,315
Assets held for sale (Note 4)	0	29,027
Total current assets	55,158	105,457
Fixed assets
Vessels, net (Note 4)	1,304,172	1,265,196
Total fixed assets	1,304,172	1,265,196
Other non-current assets
Above market acquired charters (Note 5)	76,798	75,035
Deferred charges, net	2,220	1,519
Restricted cash	17,489	18,000
Prepayments and other assets	724	1,009
Total non-current assets	1,401,403	1,360,759
Total assets	1,456,561	1,466,216
Current liabilities
Current portion of long-term debt, net (Note 6)	53,102	50,514
Trade accounts payable	17,592	9,631
Due to related parties (Note 3)	13,704	14,234
Accrued liabilities	16,988	15,111
Deferred revenue, current (Note 3)	17,272	18,800
Liability associated with vessel held for sale	0	14,781
Total current liabilities	118,658	123,071
Long-term liabilities
Long-term debt, net (Note 6)	420,129	403,820
Deferred revenue	916	5,920
Total long-term liabilities	421,045	409,740
Total liabilities	539,703	532,811
Commitments and contingencies (Note 11)
Partners' capital (Note 8)	916,858	933,405
Total liabilities and partners' capital	$ 1,456,561	$ 1,466,216